15. Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Tables
Schedule of Trade and other receivables

Trade and other receivables consist of the following at December 31:

	2017	2016	2015
Trade receivables	$136,224	$154,642	$686,745
Less: bad debt provision	(54,303)	(50,426)	(488,978)
Trade receivables, net	81,921	104,216	197,767
Other receivables (taxes receivable, unbilled revenue and maintenance charges)	325,089	652,724	645,112
Total trade and other receivables, net current portion	$407,010	$756,940	$842,879
Other receivables - taxes receivables	$–	$143,137	$–
Total trade and other receivables, net non-current portion	$–	$143,147	$–

Schedule of bad debt provision

Details of the Group’s bad debt provision at December 31 are as follows:

	2017	2016	2015
At January 1	$50,426	$488,978	$521,111
Provided during the year	40,022	–	29,313
Receivable written off during the year as uncollectible	(30,846)	(35,612)	(19,092)
Unused amount reversed	(12,323)	(389,116)	(30,840)
Currency exchange rate and other adjustment	7,024	(13,824)	(11,514)
At December 31	$54,303	$50,426	$488,978